Restructuring Activities (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring expense					$ 290,000	$ 612,000
Restructuring expense	95,000	(120,000)	191,000	(120,000)	290,000	612,000
Unoccupied Space
Restructuring Cost and Reserve [Line Items]
Restructuring expense					(164,000)	800,000
Adjustment to restructuring reserve						200,000
Restructuring expense			0		(164,000)	612,000
Facility Closing and Metalrax Employee Costs
Restructuring Cost and Reserve [Line Items]
Restructuring expense					$ 454,000